Employee 401(k) Plan (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Employee 401(k) Plan
Contributions expense	$ 138,532	$ 156,751	$ 198,534	$ 170,404
Description			The plan provides for a 3.5% match on up to 6% of deferred salary